UNITED STATES
	             SECURITIES AND EXCHANGE COMMISSION
	"                         Washington, D.C. 20549"

	                                     FORM 13F
	                           FORM 13F COVER PAGE
	"Report for the Calendar Quarter Ended: September 30, 2011" Check here if Amendment []; Amendment number:

	This Amendment (check only one): [] is a restatement
	                                        [] adds new holdings entries

	Institutional Investment Manager Filing this Report:
	"Name: Dillon & Associates, Inc."
	Address: 2585 Spring Arbor Rd.
	               Suite 600
	"              Jackson, MI 49203"
	13F File Number: 028-06666

	The institutional investment manager filing this report and the person by
	whom it is signed hereby represent that the person signing the report is
	"authorized to submit it, that all information contained herein is true,"
	"correct and complete, and that it is understood that all required items, "
	"statements, schedules, lists, and tables are considered integral parts of "
	this submission.

	Person signing this report on behalf of reporting manager:

	Name:         Eric J. Grasse
	Title:            Vice-President
	Phone:        517-796-7090
	"Signature, Place, and Date of Signing:"

	"Eric J. Grasse, Jackson, MI October 17, 2011"



	Report Type:
	[x]     13F Holdings Report
	[]       13F Notice
	[]       13F Combination Report
	List of Other Managers Reporting for this manager:

	                       FORM 13F SUMMARY PAGE
	Report Summary:
	Number of Other Included Managers:     0
	Form 13F Information Table Entry Total: 69
	"Form 13F Information Table Value Total:  $137,442"
	List of other included Managers:

			FORM 13F INFORMATION TABLE
				Value	Shares/	SH/	Put/	INVSTMT	Other		Voting Authority
	Name of Issuer	Title of Class	CUSIP	(x$1000)	PRN Amt	PRN	Call	DSCRETN	Managers	Sole	Shared	None
	Abbott Labs	com	002824100	"6,880"	"134,899"			other	0	"17,975"	0	"116,924"
	Air Products & Chemicals	com	009158106	"3,523"	"46,350"			other	0	"5,400"	0	"40,950"
	Amgen	com	031162100	335	"6,095"			other	0	500	0	"5,595"
	"Apple, Inc"	com	037833100	"5,879"	"15,430"			other	0	"2,720"	0	"12,710"
	Automatic Data Processing	com	053015103	"5,417"	"115,245"			other	0	"15,400"	0	"99,845"
	BHP Billiton Ltd.	com	088606108	378	"5,725"			other	0	550	0	"5,175"
	Bidvest Group Ltd	com	088836101	395	"20,770"			other	0	"2,725"	0	"18,045"
	CAMAC Energy	com	131745101	9	"15,000"			other	0	0	0	"15,000"
	Canadian Nat'l Railway	com	136375102	"2,454"	"36,625"			other	0	"7,275"	0	"29,350"
	Cenovous Energy Inc	com	15135u109	829	"26,740"			other	0	"3,650"	0	"23,090"
	Chevron Corporation	com	166764100	231	"2,482"			other	0	650	0	"1,832"
	Cisco Systems	com	17275R102	863	"53,928"			other	0	"5,800"	0	"48,128"
	Coca-Cola	com	191216100	"1,277"	"18,776"			other	0	600	0	"18,176"
	Colgate-Palmolive	com	194162103	"8,486"	"95,347"			other	0	"15,150"	0	"80,197"
	Computershare Ltd.	com	20557R105	"1,000"	"142,800"			other	0	"20,300"	0	"122,500"
	ConocoPhillips	com	20825C104	211	"3,350"			other	0	0	0	"3,350"
	Core Laboratories N.V.	com	N22717107	414	"4,600"			other	0	"1,000"	0	"3,600"
	CSL Limited	com	Q3018U109	"2,018"	"69,585"			other	0	"8,925"	0	"60,660"
	Dentsply International Inc.	com	249030107	326	"10,500"			other	0	"1,750"	0	"8,750"
	Diageo PLC	com	25243Q205	"1,155"	"15,200"			other	0	825	0	"14,375"
	Eaton Corporation	com	278058102	307	"8,534"			other	0	0	0	"8,534"
	Emerson Electric	com	291011104	"2,065"	"50,355"			other	0	"5,200"	0	"45,155"
	Encana Corp.	com	292505104	409	"21,550"			other	0	"3,900"	0	"17,650"
	Expeditors Intl Wash. Inc.	com	302130109	"1,409"	"34,370"			other	0	"5,725"	0	"28,645"
	Exxon-Mobil	com	30231G102	689	"9,437"			other	0	250	0	"9,187"
	FedEx Corp.	com	31428x106	453	"6,666"			other	0	800	0	"5,866"
	General Electric	com	369604103	269	"17,940"			other	0	0	0	"17,940"
	Google Inc.	com	38259P508	"2,167"	"4,208"			other	0	875	0	"3,333"
	Heineken Holding NV	com	N39338194	"1,116"	"28,620"			other	0	"2,800"	0	"25,820"
	Heinz H. J.	com	423074103	343	"6,850"			other	0	0	0	"6,850"
	Home Depot	com	437076102	876	"26,560"			other	0	"1,550"	0	"25,010"
	IBM	com	459200101	"1,463"	"8,360"			other	0	950	0	"7,410"
	Jardine Matheson ADR	com	471115402	"3,709"	"80,620"			other	0	"14,200"	0	"66,420"
	Johnson & Johnson	com	478160104	"6,016"	"94,001"			other	0	"10,100"	0	"83,901"
	Kellogg Co.	com	487836108	678	"12,800"			other	0	0	0	"12,800"
	Linear Technology	com	402590391	"4,957"	"177,035"			other	0	"24,875"	0	"152,160"
	Lowe's Cos.	com	548661107	"1,616"	"85,028"			other	0	"16,650"	0	"68,378"
	McDonald's Corp.	com	580135101	"3,480"	"39,540"			other	0	"3,575"	0	"35,965"
	Merck & Co. Inc.	com	58933Y105	233	"7,050"			other	0	0	0	"7,050"
	Microsoft	com	594918104	"1,267"	"50,694"			other	0	"10,500"	0	"40,194"
	NestleSA	com	641069406	"1,594"	"28,986"			other	0	"3,250"	0	"25,736"
	NextEra Energy Inc.	com	65339F101	300	"5,561"			other	0	0	0	"5,561"
	Norfolk Southern Corp	com	655844108	"1,610"	"26,398"			other	0	"2,075"	0	"24,323"
	Novartis AG ADS	com	66987v109	"2,274"	"40,602"			other	0	"3,871"	0	"36,731"
	Novo-Nordisk A-S ADR	com	670100205	548	"5,475"			other	0	"1,075"	0	"4,400"
	Oracle Corp.	com	68389x105	"1,232"	"42,495"			other	0	"5,375"	0	"37,120"
	Paychex Inc.	com	704326107	"3,943"	"151,653"			other	0	"21,350"	0	"130,303"
	Peabody Energy	com	704549104	280	"8,245"			other	0	"1,500"	0	"6,745"
	Pepisco	com	713448108	"6,200"	"100,001"			other	0	"14,675"	0	"85,326"
	Phillip Morris International	com	718172109	202	"3,250"			other	0	0	0	"3,250"
	Procter & Gamble	com	742718109	"5,803"	"92,113"			other	0	"11,325"	0	"80,788"
	Qualcomm Inc.	com	747525103	"5,985"	"122,135"			other	0	"17,800"	0	"104,335"
	Reckitt Benckiser Group Ord	com	G74079107	368	"7,225"			other	0	"2,050"	0	"5,175"
	SandRidge Energy Inc.	com	80007P307	91	"15,168"			other	0	0	0	"15,168"
	Sanofi Value Right	right	80105N113	11	"10,660"			other	0	"2,000"	0	"8,660"
	Schlumberger	com	806857108	"3,192"	"53,193"			other	0	"7,050"	0	"46,143"
	Standard Chartered	com	G84228157	"1,686"	"84,290"			other	0	"12,300"	0	"71,990"
	Staples Inc.	com	855030102	319	"24,575"			other	0	"3,200"	0	"21,375"
	State Street Corp.	com	857473102	227	"7,090"			other	0	740	0	"6,350"
	Stryker Corp.	com	863667101	"6,484"	"137,957"			other	0	"19,150"	0	"118,807"
	Suncor Energy	com	867229109	"1,227"	"49,089"			other	0	"8,900"	0	"40,189"
	Sysco  Corp.	com	871829107	"6,509"	"250,347"			other	0	"34,990"	0	"215,357"
	Target Corp.	com	87612E106	"1,234"	"25,174"			other	0	"4,300"	0	"20,874"
	Teva Pharmaceuticals	com	881624209	"1,376"	"37,202"			other	0	"5,175"	0	"32,027"
	United Parcel	com	911312106	"1,537"	"24,400"			other	0	"3,250"	0	"21,150"
	United Technologies	com	913017109	"2,748"	"39,254"			other	0	"5,975"	0	"33,279"
	Walgreen	com	931422109	"1,519"	"46,033"			other	0	"3,250"	0	"42,783"
	Wal-Mart Stores	com	931142103	"1,178"	"22,646"			other	0	600	0	"22,046"
	Woodside Petroleum	com	980228308	"2,163"	"67,605"			other	0	"8,150"	0	"59,455"